APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                  FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Distributors, Inc.
	Two International Place
	Boston, Massachusetts  02110


2. The name of each series or class of securities for which this Form is filed (state "All Series" if Form is being filed for all series):

	Eaton Vance Unit Trust - Series 11


3. Investment Company Act File Number:
				811-23099

    Securities Act File Number:
				333-215877

4(a). Last day of fiscal year for which this Form is filed:

				3/10/2019

4(b). Is this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				Yes

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $49,632

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $1,185,964

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

(iv)  Total available redemption credits [add items
5(ii) and 5(iii)]: $1,185,964

(v)    Net sales - if item 5(i) is greater than item
5(iv)[subtract item 5(iv) from item 5(i)]: $0

(vi)   Redemption credits available for use in
future years -	if item 5(i) is less than item
5(iv) [subtract item 5(iv) from item 5(i)]: $1,136,331

(vii)  Multiplier for determining registration fee
(See Instructions C.9)x	0.0001212

(viii) Registration fee due [multiply Item 5(v) by
Item 5(vii)] (enter "0" if no fee is due): = $0.00


6. Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before [effective date of
recession of rule 24e-2], then report the amount of
securities (number of shares or	other units)
deducted here:	$0.00

If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
Form is filed that are available for use by the
issuer in future fiscal years,
then state that number here:	$0.00


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): $0.00


8. Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following
persons on behalf of the issuer	and in the capacities
and on the dates indicated.

/s/Frederick S. Marius
Frederick S. Marius
Vice President

3/12/2019